Insurance business - Present value of future undiscounted cash flows (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	£ 3,236	£ 19,539
Contractual service margin	177	947
Due within 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	135	647
Contractual service margin	27	94
1-2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	65	660
Contractual service margin	19	86
2-3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	87	644
Contractual service margin	17	78
3-4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	80	607
Contractual service margin	15	71
4-5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	85	551
Contractual service margin	13	65
5-10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	388	1,822
Contractual service margin	43	246
10-20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	683	13
Contractual service margin	33	237
Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	1,713	14,595
Contractual service margin	10	70
Life direct participating and investment DPF contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	3,103	19,419
Contractual service margin	52	772
Life direct participating and investment DPF contracts | Due within 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	71	614
Contractual service margin	9	66
Life direct participating and investment DPF contracts | 1-2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	65	660
Contractual service margin	4	62
Life direct participating and investment DPF contracts | 2-3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	91	648
Contractual service margin	4	59
Life direct participating and investment DPF contracts | 3-4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	86	612
Contractual service margin	3	55
Life direct participating and investment DPF contracts | 4-5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	91	555
Contractual service margin	3	51
Life direct participating and investment DPF contracts | 5-10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	409	1,809
Contractual service margin	12	204
Life direct participating and investment DPF contracts | 10-20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	664	(15)
Contractual service margin	11	208
Life direct participating and investment DPF contracts | Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	1,626	14,536
Contractual service margin	6	67
Life other contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	133	120
Contractual service margin	125	175
Life other contracts | Due within 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	64	33
Contractual service margin	18	28
Life other contracts | 1-2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	0	0
Contractual service margin	15	24
Life other contracts | 2-3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(4)	(4)
Contractual service margin	13	19
Life other contracts | 3-4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(6)	(5)
Contractual service margin	12	16
Life other contracts | 4-5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(6)	(4)
Contractual service margin	10	14
Life other contracts | 5-10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(21)	13
Contractual service margin	31	42
Life other contracts | 10-20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	19	28
Contractual service margin	22	29
Life other contracts | Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	87	59
Contractual service margin	£ 4	£ 3